PROTECTIVE INVESTMENT COMPANY

               --------------------------------------------------
                      SUPPLEMENT DATED SEPTEMBER 1, 1998 TO
                          PROSPECTUS DATED MAY 1, 1998

Under "INVESTMENT OBJECTIVES AND POLICIES - Protective CORE U.S. Equity Fund," the fifth sentence of the third paragraph is deleted.

Under "INVESTMENT OBJECTIVES AND POLICIES - Protective Global Income Fund" the second sentence of subsection "Currency and Interest Rate Techniques" is revised to add credit swaps as one of the management techniques that the Fund may employ.

Under "SPECIAL INVESTMENT METHODS AND RISKS" subsection "When-Issued Securities and Forward Commitments," the following sentence is added:

         Each Fund may sell securities on a forward commitment basis; that is, make contracts to sell securities for a fixed price at a future date beyond the customary, three-day settlement. Securities sold on a forward commitment basis involve the risk that the value of the securities to be sold may increase prior to the settlement date.

Under "SPECIAL INVESTMENT METHODS AND RISKS" subsection "Foreign Transactions - Foreign Investments" the following language has been added to the fourth paragraph after point (4):

              (5) the fluctuation of the euro relative to non-euro currencies during the transition period from January 1, 1999 to December 31, 2000 and beyond; (6) whether the interest rate, tax and labor regimes of European countries participating in the euro will converge over time; (7) and whether the conversion of the currencies of other EU countries such as the United Kingdom, Denmark and Greece into the euro and the admission of other non-EU countries such as Poland, Latvia and Lithuania as members of the EU may have an impact on the euro.

Under "SPECIAL INVESTMENT METHODS AND RISKS" subsection "Other Investment Companies" the first sentence has been revised to read as follows:

         All of the Funds reserve the right to invest up to 10% of their total assets, calculated at the time of purchase, in the securities of other investment companies including business development companies, small business investment companies and, with the exception of the Money Market and Global Income Funds, World Equity Benchmark Shares ("WEBS").

Under "MANAGEMENT" subsection "Investment Advisers," the following language is added at the end of the first paragraph:

         The Goldman Sachs Group, L.P., which controls the Investment Advisers, has announced that it will pursue an inital public offering of the firm during the fourth quarter of 1998; if the public offering is consummated, The Goldman Sachs Group, L.P. will merge into the new public company, which will be called The Goldman Sachs Group, Inc.

Under "MANAGEMENT" subsection "Investment Advisers - Portfolio Managers," the following portfolio managers have been added:

FUND MANAGERS

                                                    FIVE YEAR
NAME AND TITLE       FUND RESPONSIBILITY          EMPLOYMENT HISTORY
MELISSA BROWN       SENIOR PORTFOLIO MANAGER-    MS. BROWN JOINED THE INVESTMENT
VICE PRESIDENT      CORE U.S. EQUITY             ADVISER IN 1998. FROM 1984 TO
                                                 1998, SHE WAS THE DIRECTOR OF
                                                 QUANTITATIVE EQUITY RESEARCH
                                                 AND SERVED ON THE INVESTMENT
                                                 POLICY COMMITTEE AT PRUDENTIAL
                                                 SECURITIES.
GREG GIGLIOTTI      SENIOR PORTFOLIO MANAGER-    MR. GIGLIOTTI JOINED THE
VICE PRESIDENT      GROWTH AND INCOME            INVESTMENT ADVISER IN 1997.
                                                 FROM 1996 TO 1997 HE WAS A
                                                 VICE PRESIDENT AND SENIOR
                                                 ANALYST
                                                 AT FRANKLIN MUTUAL ADVISORS,
                                                 INC. , THE ASSET MANAGEMENT
                                                 DIVISION OF FRANKLIN
                                                 RESOURCES,
                                                 INC. FROM 1989 TO 1996 HE
                                                 WAS A VICE PRESIDENT AND
                                                 SENIOR
                                                 ANALYST AT HEINE SECURITIES
                                                 CORPORATION WHICH WAS
                                                 PURCHASED BY FRANKLIN
                                                 RESOURCES, INC.
SUSAN NOBLE         SENIOR PORTFOLIO MANAGER-    MS. NOBLE JOINED THE
EXECUTIVE DIRECTOR  INTERNATIONAL EQUITY        INVESTMENT ADVISER IN OCTOBER
                                                1997 AS SENIOR PORTFOLIO
                                                 MANAGER AND
                                                 HEAD OF THE EUROPEAN EQUITY
                                                 TEAM. FROM 1986  TO  1997,  SHE
                                                 WORKED  AT   FLEMING INVESTMENT
                                                 MANAGEMENT IN LONDON, WHERE SHE
                                                 MOST   RECENTLY  WAS PORTFOLIO
                                                 MANAGEMENT DIRECTOR   FOR   THE
                                                 EUROPEAN EQUITY INVESTMENT
                                                 STRATEGY AND PROCESS.
THOMAS S. PRICE     SENIOR PORTFOLIO MANAGER-    MR. PRICE JOINED THE
VICE PRESIDENT      GROWTH AND INCOME            INVESTMENT ADVISER IN 1997.
                                                 FROM 1996 TO
                                                 1997 HE WAS A VICE PRESIDENT
                                                 AND SENIOR ANALYST AT FRANKLIN
                                                 MUTUAL ADVISORS, INC., THE
                                                 ASSET MANAGEMENT DIVISION OF
                                                 FRANKLIN RESOURCES, INC. FROM
                                                 1993 TO 1996 HE WAS A VICE
                                                 PRESIDENT AND SENIOR ANALYST
                                                 AT HEINE SECURITIES
                                                 CORPORATION WHICH WAS
                                                 PURCHASED BY FRANKLIN
                                                 RESOURCES, INC.
------------------------ ---------------------------------- ------------------
IN ADDITION, ALLESSANDRO P.G. LUNGHI AND KARMA WILSON ARE NO LONGER SERVING AS A PORTFOLIO MANAGERS OF THE INTERNATIONAL EQUITY FUND; MS. WILSON IS NOW SERVING AS A PORTFOLIO MANAGER OF THE GROWTH AND INCOME FUND; EILEEN A. APTMAN, G. LEE ANDERSON AND RONALD E. GUTFLEISH ARE NO LONGER SERVING AS A PORTFOLIO MANAGERS OF THE GROWTH AND INCOME FUND; AND TAKEYA SUZUKI IS NO LONGER SERVING AS A PORTFOLIO MANAGER FOR ANY OF THE FUNDS.